Premises and Equipment	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2022	2021
Land	$1,516	$1,516
Buildings and improvements	6,654	6,536
Furniture & equipment	2,206	2,172
	10,376	10,224
Less: accumulated depreciation	5,813	5,527
Balance at end of year	$4,563	$4,697